RESEARCH AND DEVELOPMENT EXPENSES, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research And Development Expenses Net [Line Items]
Research and development expenses, net	$ 24,862	$ 32,969	$ 25,241
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	552	653	652
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	2,297	2,218	1,816
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	872	793	841
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	20,373	27,940	20,732
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	290	401	428
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 478	$ 964	$ 772